Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Summary of Depreciation and Amortisation are Calculated on a straight-line basis over the estimated useful lives of the Assets
Depreciation and amortisation are calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Category	Life (in years)
Plant and equipment (solar rooftop projects)*	25 or terms of PPA, whichever is less (15-25)
Plant and equipment (wind and solar power projects)*	30-35
Plant and equipment (others)	5-18
Office equipment	5
Furniture and fixture	10
Computers	3
Computer servers	6
Computer software	3-6
Customer contracts	25
Development rights	25
Leasehold improvements	Useful life or lease term (5 years), whichever is lower
Building (Temporary structure)	3

*
Based on an external technical assessment, the management believes that the useful lives as given above and residual value of
0%-5%,
best represents the period over which management expects to use its assets and its residual value.

Summary of Right-of-use assets
Right-of-use
assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

•	Leasehold land: 13 to 30 years

•	Building: 3 to 5 years